Derivative and firm commitment assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Derivative and firm commitment assets and liabilities
Schedule of derivative and firm commitment assets and liabilities

	2023				2022
	Assets		Liabilities		Assets		Liabilities
EURm	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)	Fair value(1)	Notional(2)
Cash flow hedges
Foreign exchange forward contracts	26	1 206	(19)	1 039	77	1 775	(30)	1 034
Currency options bought	3	466	—	—	2	173	—	—
Currency options sold	—	—	—	23	—	—	—	—
Fuel hedges	—	—	(1)	50	2	33	—	—
Cash flow and fair value hedges(3)
Cross-currency swaps	—	—	(144)	905	—	—	(123)	938
Fair value hedges
Interest rate swaps	24	1 195	(28)	1 105	—	—	(99)	2 500
Foreign exchange forward contracts	14	627	(59)	1 337	19	393	(163)	1 981
Firm commitments	22	1 788	(9)	434	117	1 842	(28)	384
Hedges on net investment in foreign subsidiaries
Foreign exchange forward contracts	6	1 111	—	81	—	3 509	(9)	1 103
Derivatives not designated in hedge accounting relationships carried at fair value through profit and loss
Foreign exchange forward contracts	58	6 889	(35)	6 012	86	5 625	(72)	6 968
Currency options bought	—	10	—	—	—	18	—	—
Embedded derivatives(4)	3	620	—	—	51	2 495	—	—
Other derivatives	—	12	—	—	2	5	—	—
Total	156	13 924	(295)	10 986	356	15 868	(524)	14 908
(1)Included in other current financial and firm commitment assets and other financial and firm commitment liabilities in the statement of financial position.
(2)Includes the gross amount of all notional values for contracts that have not yet been settled or canceled. The amount of notional value outstanding is not necessarily a measure or indication of market risk as the exposure of certain contracts may be offset by that of other contracts.
(3)Cross-currency swaps have been designated partly as fair value hedges and partly as cash flow hedges.
(4)Embedded derivatives are related to customer contracts.

Schedule of hedging instruments	To manage interest rate and foreign exchange risks related to Nokia’s interest-bearing liabilities, Nokia has designated the following cross-currency swaps as hedges under both fair value hedge accounting and cash flow hedge accounting, and interest rate swaps as hedges under fair value hedge accounting at 31 December:

				Notional (million in currency)		Fair value EURm
Entity	Instrument	Currency	Maturity	2023	2022	2023	2022
Nokia Corporation	Interest rate swaps	EUR	3/2024	378	750	2	(12)
Nokia Corporation	Interest rate swaps	EUR	5/2025	292	500	—	(17)
Nokia Corporation	Interest rate swaps	EUR	3/2026	630	750	(13)	(34)
Nokia Corporation	Cross-currency swaps	USD	6/2027	500	500	(28)	(26)
Nokia Corporation	Interest rate swaps	EUR	5/2028	500	500	(13)	(36)
Nokia Corporation	Interest rate swaps	EUR	8/2031	500	—	20	—
Nokia Corporation	Cross-currency swaps	USD	5/2039	500	500	(116)	(97)
Total						(148)	(222)

The most significant foreign exchange hedging instruments under cash flow, net investment and fair value hedge accounting at 31 December:
					Maturity breakdown of notional amounts (EURm)(1)
	Currency	Fair value (EURm)	Weighted average hedged rate	Total	Within 3 months	Between 3 and 12 months	Between 1 and 3 years	Beyond 3 years
2023
Cash flow hedge accounting	GBP	(1)	0.8640	(219)	(63)	(156)	—	—
	USD	5	1.0881	(860)	(231)	(629)	—	—
	USD	(2)	1.0832	257	—	119	131	7

Net investment hedge accounting	CNY	4	7.8152	(788)	(788)	—	—	—

Fair value hedge accounting for FX risk	USD	(45)	1.1196	(1 354)	(427)	(301)	(616)	(10)
2022
Cash flow hedge accounting	GBP	5	0.8593	(235)	(76)	(159)	—	—
	JPY	5	138.8404	(235)	(66)	(169)	—	—
	USD	22	1.0394	(1 261)	(347)	(914)	—	—
	USD	12	1.0868	423	—	193	217	13

Net investment hedge accounting	CNY	(8)	7.4193	(866)	(866)	—	—	—
	USD	(3)	1.0563	(3 007)	(3 007)	—	—	—

Fair value hedge accounting for FX risk	USD	(145)	1.1358	(1 456)	(448)	(213)	(787)	(8)
(1) Negative notional amounts indicate that hedges sell currency, and positive notional amounts indicate that hedges buy currency.